Subsequent Events	12 Months Ended
Sep. 30, 2025
Subsequent Events [Abstract]
Subsequent events

Note 13 — Subsequent events

The Company has evaluated subsequent events through February 12, 2026 the date the consolidated financial statements were issued and filed with the U.S. Securities and Exchange Commission. Based on the Company’s evaluation, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.